Expense Example - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement Income Fund - Fidelity Managed Retirement Income Fund - Class K	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 36
3 years	113
5 years	197
10 years	$ 443